Shareholder Report, Holdings (Details)	Jun. 30, 2026
American Funds Global Growth Portfolio - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Global Growth Portfolio - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.31%
American Funds Global Growth Portfolio - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.77%
American Funds Global Growth Portfolio - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds Growth and Income Portfolio - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Growth and Income Portfolio - Class 4 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
American Funds Growth and Income Portfolio - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds Growth and Income Portfolio - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.83%
American Funds Growth and Income Portfolio - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
American Funds Growth and Income Portfolio - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.18%
American Funds Growth and Income Portfolio - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Growth and Income Portfolio - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds Managed Risk Growth Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Funds Managed Risk Growth Portfolio - Class P2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[1]
American Funds Managed Risk Growth Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.25%
American Funds Managed Risk Growth Portfolio - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.57%
American Funds Managed Risk Growth Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.03%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.72%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.85%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.16%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.08%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.84%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.08%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.91%
American Funds IS 2070 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.36%
American Funds IS 2070 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
American Funds IS 2070 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.88%
American Funds IS 2070 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
American Funds IS 2070 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds IS 2070 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.36%
American Funds IS 2070 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
American Funds IS 2070 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.88%
American Funds IS 2070 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
American Funds IS 2070 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds IS 2070 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.36%
American Funds IS 2070 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
American Funds IS 2070 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.88%
American Funds IS 2070 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
American Funds IS 2070 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds IS 2070 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.36%
American Funds IS 2070 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
American Funds IS 2070 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.88%
American Funds IS 2070 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
American Funds IS 2070 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds IS 2065 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.29%
American Funds IS 2065 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
American Funds IS 2065 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.96%
American Funds IS 2065 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
American Funds IS 2065 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.29%
American Funds IS 2065 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
American Funds IS 2065 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.96%
American Funds IS 2065 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
American Funds IS 2065 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.29%
American Funds IS 2065 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
American Funds IS 2065 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.96%
American Funds IS 2065 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
American Funds IS 2065 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.29%
American Funds IS 2065 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
American Funds IS 2065 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.96%
American Funds IS 2065 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
American Funds IS 2065 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.38%
American Funds IS 2060 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
American Funds IS 2060 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.81%
American Funds IS 2060 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
American Funds IS 2060 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.38%
American Funds IS 2060 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
American Funds IS 2060 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.81%
American Funds IS 2060 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
American Funds IS 2060 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.38%
American Funds IS 2060 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
American Funds IS 2060 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.81%
American Funds IS 2060 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
American Funds IS 2060 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.38%
American Funds IS 2060 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
American Funds IS 2060 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.81%
American Funds IS 2060 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
American Funds IS 2060 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2055 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.42%
American Funds IS 2055 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
American Funds IS 2055 Target Date Retirement Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
American Funds IS 2055 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.88%
American Funds IS 2055 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
American Funds IS 2055 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds IS 2055 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.42%
American Funds IS 2055 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
American Funds IS 2055 Target Date Retirement Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
American Funds IS 2055 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.88%
American Funds IS 2055 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
American Funds IS 2055 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds IS 2055 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.42%
American Funds IS 2055 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
American Funds IS 2055 Target Date Retirement Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
American Funds IS 2055 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.88%
American Funds IS 2055 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
American Funds IS 2055 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds IS 2055 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.42%
American Funds IS 2055 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
American Funds IS 2055 Target Date Retirement Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
American Funds IS 2055 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.88%
American Funds IS 2055 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
American Funds IS 2055 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds IS 2050 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.86%
American Funds IS 2050 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
American Funds IS 2050 Target Date Retirement Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds IS 2050 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.68%
American Funds IS 2050 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
American Funds IS 2050 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds IS 2050 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.86%
American Funds IS 2050 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
American Funds IS 2050 Target Date Retirement Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds IS 2050 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.68%
American Funds IS 2050 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
American Funds IS 2050 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds IS 2050 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.86%
American Funds IS 2050 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
American Funds IS 2050 Target Date Retirement Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds IS 2050 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.68%
American Funds IS 2050 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
American Funds IS 2050 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds IS 2050 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.86%
American Funds IS 2050 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
American Funds IS 2050 Target Date Retirement Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds IS 2050 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.68%
American Funds IS 2050 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
American Funds IS 2050 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds IS 2045 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.25%
American Funds IS 2045 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
American Funds IS 2045 Target Date Retirement Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
American Funds IS 2045 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.15%
American Funds IS 2045 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
American Funds IS 2045 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds IS 2045 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.25%
American Funds IS 2045 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
American Funds IS 2045 Target Date Retirement Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
American Funds IS 2045 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.15%
American Funds IS 2045 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
American Funds IS 2045 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds IS 2045 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.25%
American Funds IS 2045 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
American Funds IS 2045 Target Date Retirement Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
American Funds IS 2045 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.15%
American Funds IS 2045 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
American Funds IS 2045 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds IS 2045 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.25%
American Funds IS 2045 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
American Funds IS 2045 Target Date Retirement Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
American Funds IS 2045 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.15%
American Funds IS 2045 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
American Funds IS 2045 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds IS 2040 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
American Funds IS 2040 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
American Funds IS 2040 Target Date Retirement Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
American Funds IS 2040 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
American Funds IS 2040 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
American Funds IS 2040 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2040 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
American Funds IS 2040 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
American Funds IS 2040 Target Date Retirement Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
American Funds IS 2040 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
American Funds IS 2040 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
American Funds IS 2040 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2040 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
American Funds IS 2040 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
American Funds IS 2040 Target Date Retirement Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
American Funds IS 2040 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
American Funds IS 2040 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
American Funds IS 2040 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2040 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
American Funds IS 2040 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
American Funds IS 2040 Target Date Retirement Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
American Funds IS 2040 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
American Funds IS 2040 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
American Funds IS 2040 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2035 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.24%
American Funds IS 2035 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
American Funds IS 2035 Target Date Retirement Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
American Funds IS 2035 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.86%
American Funds IS 2035 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
American Funds IS 2035 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2035 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.24%
American Funds IS 2035 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
American Funds IS 2035 Target Date Retirement Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
American Funds IS 2035 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.86%
American Funds IS 2035 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
American Funds IS 2035 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2035 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.24%
American Funds IS 2035 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
American Funds IS 2035 Target Date Retirement Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
American Funds IS 2035 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.86%
American Funds IS 2035 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
American Funds IS 2035 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2035 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.24%
American Funds IS 2035 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.88%
American Funds IS 2035 Target Date Retirement Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
American Funds IS 2035 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.86%
American Funds IS 2035 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
American Funds IS 2035 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2030 Target Date Retirement Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
American Funds® IS 2030 Target Date Retirement Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
American Funds® IS 2030 Target Date Retirement Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
American Funds® IS 2030 Target Date Retirement Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
American Funds® IS 2030 Target Date Retirement Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
American Funds® IS 2030 Target Date Retirement Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds® IS 2030 Target Date Retirement Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
American Funds® IS 2030 Target Date Retirement Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
American Funds® IS 2030 Target Date Retirement Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
American Funds® IS 2030 Target Date Retirement Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
American Funds® IS 2030 Target Date Retirement Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
American Funds® IS 2030 Target Date Retirement Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds® IS 2030 Target Date Retirement Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
American Funds® IS 2030 Target Date Retirement Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
American Funds® IS 2030 Target Date Retirement Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
American Funds® IS 2030 Target Date Retirement Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
American Funds® IS 2030 Target Date Retirement Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
American Funds® IS 2030 Target Date Retirement Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds® IS 2030 Target Date Retirement Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
American Funds® IS 2030 Target Date Retirement Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
American Funds® IS 2030 Target Date Retirement Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
American Funds® IS 2030 Target Date Retirement Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
American Funds® IS 2030 Target Date Retirement Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
American Funds® IS 2030 Target Date Retirement Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.03%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.03%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2025 Target Date Retirement Income Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.03%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds® IS 2025 Target Date Retirement Income Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2025 Target Date Retirement Income Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[2]
American Funds® IS 2025 Target Date Retirement Income Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.03%	[2]
American Funds® IS 2025 Target Date Retirement Income Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[2]
American Funds® IS 2025 Target Date Retirement Income Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[2]
American Funds® IS 2025 Target Date Retirement Income Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[2]
American Funds® IS 2025 Target Date Retirement Income Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.36%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.41%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.36%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.41%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
American Funds® IS 2020 Target Date Retirement Income Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.36%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.41%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
American Funds® IS 2020 Target Date Retirement Income Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.36%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.41%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
American Funds® IS 2020 Target Date Retirement Income Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds® IS 2015 Target Date Retirement Income Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds® IS 2015 Target Date Retirement Income Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
American Funds IS 2015 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
American Funds IS 2015 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.99%
American Funds IS 2015 Target Date Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds IS 2015 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.76%
American Funds IS 2010 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.26%
American Funds IS 2010 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.77%
American Funds IS 2010 Target Date Fund - Class 1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
American Funds IS 2010 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.76%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.26%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.77%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Retirement Income Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Retirement Income Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.76%
American Funds IS 2010 Target Date Retirement Income Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.26%
American Funds IS 2010 Target Date Retirement Income Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.77%
American Funds IS 2010 Target Date Retirement Income Fund - Class 2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
American Funds IS 2010 Target Date Retirement Income Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Retirement Income Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Retirement Income Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.76%
American Funds IS 2010 Target Date Retirement Income Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.26%
American Funds IS 2010 Target Date Retirement Income Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.77%
American Funds IS 2010 Target Date Retirement Income Fund - Class 4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
American Funds IS 2010 Target Date Retirement Income Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)

[1]	Includes derivatives.
[2]	Less than 0.01%.